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<FILENAME>inftable.txt
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				   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2008

    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Foothills Asset Management, Ltd.
Address:          8767 E. Via de Ventura, Suite 175
                  Scottsdale, AZ 85258

Form 13F File Number: 028-12077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kristina Lusmden
Title:            Chief Compliance Officer
Phone:            480-777-9870

Signature, Place and Date of Signing:

/s/ Kristina Lumsden             Scottsdale, AZ             January 16, 2009
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE


Report summary:


Number of Other Included Managers:                         0
                                            ---------------------------

Form 13F  Information Table Entry Total:                  40
                                            ---------------------------

Form 13F  Information Table Value Total:            $54,017
                                            ---------------------------
                                                    (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206R102      230     8075 SH       Sole                     6925              1150
AFLAC                          COM              001055102     3401    74200 SH       Sole                    54360             19840
Abbott Labs                    COM              002824100     1822    34140 SH       Sole                    25445              8695
Aetna Inc                      COM              00817Y108      728    25550 SH       Sole                    21810              3740
Anadarko Petroleum             COM              032511107     1198    31089 SH       Sole                    21351              9738
                                                                 4      110 SH       Other                                       110
Automatic Data Processing      COM              053015103     1508    38330 SH       Sole                    28075             10255
CVS Caremark Corp              COM              126650100     1401    48732 SH       Sole                    36172             12560
Chevron Corp                   COM              166764100      220     2973 SH       Sole                     2478               495
Chubb Corporation              COM              171232101     3402    66698 SH       Sole                    43558             23140
                                                                20      400 SH       Other                                       400
Colgate-Palmolive              COM              194162103      763    11136 SH       Sole                     7436              3700
ConocoPhillips                 COM              20825C104     1119    21600 SH       Sole                    15335              6265
Exxon Mobil Corp               COM              30231G102     1580    19795 SH       Sole                    14550              5245
Fastenal Co                    COM              311900104     1389    39845 SH       Sole                    29480             10365
General Dynamics               COM              369550108     2792    48487 SH       Sole                    36562             11925
                                                                13      220 SH       Other                                       220
Hewlett Packard                COM              428236103      339     9345 SH       Sole                     4240              5105
Int'l Business Machines        COM              459200101     1537    18266 SH       Sole                    13341              4925
Johnson & Johnson              COM              478160104     3064    51209 SH       Sole                    39414             11795
Johnson Controls               COM              478366107      986    54322 SH       Sole                    38997             15325
Linear Technology              COM              535678106      944    42675 SH       Sole                    33470              9205
Medtronic                      COM              585055106     1046    33291 SH       Sole                    24041              9250
Microsoft Corp                 COM              594918104     1116    57425 SH       Sole                    41460             15965
Parker Hannifin Corp           COM              701094104     1069    25130 SH       Sole                    18195              6935
Qualcomm Inc                   COM              747525103     2813    78513 SH       Sole                    57688             20825
SPDR KBW Bank ETF              COM              78464A797     1133    51495 SH       Sole                    37300             14195
SPDR Sector - Healthcare       COM              81369y209      305    11470 SH       Sole                     4295              7175
SPDR Sector - Technology       COM              81369y803      325    21085 SH       Sole                    20325               760
Smith International            COM              832110100      544    23765 SH       Sole                    17410              6355
Stryker Corp                   COM              863667101     2280    57065 SH       Sole                    41570             15495
Sysco Corp                     COM              871829107     1532    66790 SH       Sole                    49140             17650
Teva Pharmaceutical Industries COM              881624209     1947    45725 SH       Sole                    33860             11865
Torchmark                      COM              891027104      594    13285 SH       Sole                     7140              6145
US Bancorp                     COM              902973304     1498    59885 SH       Sole                    43445             16440
United Technologies            COM              913017109     1786    33323 SH       Sole                    25370              7953
Wal Mart Stores                COM              931142103     1681    29993 SH       Sole                    21963              8030
SPDR Trust Series 1  ETF                        78462F103     3260 36130.000 SH      Sole                30015.000          6115.000
Vanguard Emerging Market ETF                    922042858      785 33300.000 SH      Sole                23109.000         10191.000
iShares MSCI EAFE Index Fund                    464287465     1841 41043.000 SH      Sole                31843.000          9200.000

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